Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Basic and Diluted Earnings Per Common Share Calculation
The following is a summary of the basic and diluted earnings per common share calculation for each of the periods presented:

	Year Ended December 31,
	2020	2019	2018
Basic earnings per common share calculation:
Net income applicable to FB Financial Corporation	$63,621	$83,814	$80,236
Dividends paid on and undistributed earnings allocated to participating securities	—	(447)	(428)
Earnings available to common shareholders	$63,621	$83,367	$79,808
Weighted average basic shares outstanding	37,621,720	30,870,474	30,675,755
Basic earnings per common share	$1.69	$2.70	$2.60
Diluted earnings per common share:
Earnings available to common shareholders	63,621	83,367	79,808
Weighted average basic shares outstanding	37,621,720	30,870,474	30,675,755
Weighted average diluted shares contingently issuable(1)	478,024	532,423	639,226
Weighted average diluted shares outstanding	38,099,744	31,402,897	31,314,981
Diluted earnings per common share	$1.67	$2.65	$2.55
(1) Excludes 239,813 restricted stock units outstanding considered to be antidilutive as of December 31, 2020.
Schedule of Impact on the Consolidated Balance Sheet of Adoption of ASU 2016-13
A summary of the impact to the consolidated balance sheet as of the adoption date is presented in the table below:

	Balance before adoption of ASC 326	Cumulative effect adjustment to adopt ASC 326	Impact of the adjustment to adopt ASC 326	Balance at January 1, 2020 (post ASC 326 adoption)
ASSETS:
Loans	$4,409,642	$558	Increase	$4,410,200
Allowance for credit losses	(31,139)	(31,446)	Increase	(62,585)
Total impact to assets		$(30,888)	Net decrease
LIABILITIES AND EQUITY:
Allowance for credit losses on unfunded commitments	$—	$2,947	Increase	$2,947
Net deferred tax liability	20,490	(8,817)	Decrease	11,673
Retained earnings	293,524	(25,018)	Decrease	268,506
Total impact to liabilities and equity		$(30,888)	Net decrease